Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing 1/100th Interest in a Share of 6.250% Series K Non-Cumulative Perpetual Preferred Stock
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Huntington Bancshares Incorporated initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-285441), filed on February 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.250% Series K Non-Cumulative Perpetual Preferred Stock
Fee Rate	0.01531%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Huntington Bancshares Incorporated initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-285441), filed on February 28, 2025. (2) No separate consideration will be payable in respect of shares of 6.250% Series K Non-Cumulative Perpetual Preferred Stock which are issued in connection with this offering.